BANK FINANCIAL ASSETS AND LIABILITIES - Movements in the allowance for impairment losses attributable to bank deposits and loans (Details) - RUB (₽) ₽ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance		₽ 2,160	₽ 2,928
Provision charge		2,880	2,863
Bad debt written-off		(2,696)	(3,459)
Ending Balance	₽ 4,318	₽ 2,344	₽ 2,160
Bank deposits and loans
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	8,486
Provision charge	634
Recovery of bad debt written-off	430
Bad debt written-off	(1,817)
Foreign currency revaluation effect	(4)
Ending Balance	7,729
Loans to customers
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	8,444
Provision charge	636
Recovery of bad debt written-off	430
Bad debt written-off	(1,817)
Foreign currency revaluation effect	(4)
Ending Balance	7,689
Due from banks
Movements in the allowance for impairment losses attributable to bank deposits and loans to customers
Beginning balance	42
Provision release	(2)
Ending Balance	₽ 40